Organization and Nature of Operations (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jan. 23, 2026	May 08, 2025	Nov. 26, 2024	Sep. 16, 2024	Feb. 09, 2024	Sep. 22, 2023
Organization and Nature of Operations [Line Items]
Common stock ordinary shares par value	$ 1.25
Authorized share capital (in Dollars)				$ 1,000,020,000
Ordinary shares designated (in Shares)	800,000,000
Preferred shares designated (in Shares)				10,000,000
Preferred shares per value				$ 0.002
Common Stock [Member]
Organization and Nature of Operations [Line Items]
Common stock ordinary shares par value				10
Share capital price				$ 9.999
Ordinary shares designated (in Shares)				100,000,000
Designated Ordinary Shares [Member]
Organization and Nature of Operations [Line Items]
Common stock ordinary shares par value				$ 0.001
Ordinary shares designated (in Shares)				1,000,000,000,000
Ordinary shares nominal par value				$ 10
Preferred Stock [Member]
Organization and Nature of Operations [Line Items]
Authorized share capital (in Dollars)				$ 1,000,020,000
Preferred shares designated (in Shares)				10,000,000
Preferred shares per value				$ 0.002
E-Home Household Service Technology Co., Ltd. [Member]
Organization and Nature of Operations [Line Items]
Subsidiary ownership percentage	90.80%
Minimum [Member]
Organization and Nature of Operations [Line Items]
Ordinary share, par value		$ 0.05	$ 0.001		$ 1	$ 0.2	$ 0.02
Minimum [Member] | Common Stock [Member]
Organization and Nature of Operations [Line Items]
Common stock ordinary shares par value				0.001
Maximum [Member]
Organization and Nature of Operations [Line Items]
Ordinary share, par value		$ 1.25	$ 0.05		$ 10	$ 1	$ 0.2
Maximum [Member] | Common Stock [Member]
Organization and Nature of Operations [Line Items]
Common stock ordinary shares par value				$ 10